Related Parties - Summary of Total Compensation Paid to KMPs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 2,198	$ 1,257
Share-based payments	10,164	290
Total compensation paid to key management personnel	$ 12,362	$ 1,547